Financial Risk Management	12 Months Ended
Dec. 31, 2023
Financial Risk Management
Financial Risk Management

(14) Financial Risk Management

The Group is exposed to several types of financial risks. The Group does not purchase or hold any derivative financial instruments for speculative purposes.

- Liquidity Risk-

Revenue fluctuations, external events and changes in the business environment might negatively impact the Group’s short- to mid-term profitability and cash reserves. To actively address any related risk, the Group’s management has defined minimum liquidity levels and prepared a scenario planning to safeguard its cash position. The Group believes that existing liquidity reserves are sufficient to cope with the cumulative impact of all identified risks. The Group currently has sufficient liquidity reserves, due to a public placement in the United States in 2021 and securing additional external debt financing in 2023, most significantly a 150m unsecured loan facility from the European Investment Bank. However, the option of increasing capital is always considered. This additional financing might be required if new opportunities arise in terms of M&A or in-licensing. The Group does not intend to engage in projects unless adequate funding is allocated or secured. Given the current business environment with economic and political uncertainties, the Group assesses the associated liquidity risks still to be low (previous year: low).

The general risk of losing a significant amount of cash in cash investments is continuously mitigated by spreading the investments across several different banks in high-credit quality instruments in full compliance with the Group’s approved investment policy. The Group monitors its banks and investments on an ongoing basis. Therefore, the Group assesses the current default risks to be low, remaining unchanged in comparison to the previous year.

Currency exchange movements also impact the Group’s reported liquidity primarily through the translation of liquid assets held in U.S. Dollars or Pound Sterling into Euros. A portion of the funds is held in currencies other than Euro to meet local operating needs. This risk has increased due to extensive political uncertainty and a potentially strong market reaction in the forthcoming months but was already subject to increasing volatility in previous years.

The contractual maturities of the financial liabilities, including the estimated interest payments as of December 31, 2023 and 2022 are shown in the following tables:

	December 31, 2023
	Carrying	Contractual	Due in	Due in	Due in more
	amount	Cashflow	1 year	2 - 5 years	than 5 years
	k€	k€	k€	k€	k€
Non-derivative financial liabilities
Loans	(437,058)	(448,999)	(133,666)	(159,790)	(155,542)
Lease obligations	(189,140)	(204,291)	(23,476)	(91,682)	(89,132)
Contingent consideration	(311)	(334)	(334)	—	—
Trade accounts payable	(134,319)	(134,319)	(134,319)	—	—
Other financial liabilities	(23,960)	(23,960)	(22,572)	(1,387)	—
Total non-derivative financial liabilities	(784,787)	(811,902)	(314,368)	(252,860)	(244,674)
Derivative financial liabilities
Interest rate swaps/Foreign currency forwards	(193)	(193)	(60)	(133)	—
Total derivative financial liabilities	(193)	(193)	(60)	(133)	—

	December 31, 2022
	Carrying	Contractual	Due in	Due in	Due in more
	amount	Cashflow	1 year	2 - 5 years	than 5 years
	k€	k€	k€	k€	k€
Non-derivative financial liabilities
Loans	(329,851)	(345,522)	(7,266)	(272,749)	(65,507)
Lease obligations	(176,823)	(186,894)	(19,422)	(78,152)	(89,320)
Contingent consideration	(306)	(372)	(76)	(291)	(5)
Trade accounts payable	(97,277)	(97,277)	(97,277)	—	—
Other financial liabilities	(17,871)	(17,871)	(16,894)	(977)	—
Total non-derivative financial liabilities	(622,128)	(647,936)	(140,935)	(352,168)	(154,832)
Derivative financial liabilities
Interest rate swaps/Foreign currency forwards	(7,358)	(7,358)	(6,965)	(393)	—
Total derivative financial liabilities	(7,358)	(7,358)	(6,965)	(393)	—

- Currency Risk-

The Group is exposed to foreign exchange risk as the Group entities enter into revenues, purchases, and other transactions in a currency other than the functional currency of the respective Group entity. The functional currencies of the Group entities are mainly Euro, US Dollar and British Pound. In the course of their ordinary business activities, the Group companies are exposed in particular to exchange rate fluctuations between US Dollar, British Pound and Euro.

The table below shows the average exchange rates as well as the exchange rates as of December 31, 2023 and December 31, 2022, in each case against the Euro:

	Annual average exchange rate		Closing rate Dec 31
	2023	2022	Dec. 31
	Jan 1 - Dec 31	Jan 1 - Dec 31	2023	2022
	€	€	€	€
USD	0.92484	0.9496	0.9050	0.9376
GBP	1.149707	1.1727	1.1507	1.1275

A strengthening (weakening) of the Euro, the US Dollar and the British Pound among themselves and against other currencies, as shown below as at December 31, would lead to an increase (reduction) in equity and earnings with the amounts mentioned below. This analysis relates to financial instruments held for sale on condition that all other variables remain constant and ignore the impact of purchases and sales.

	2023
	USD		GBP		EUR
k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	16,699	(16,699)	5,278	(5,278)	21,977	(21,977)
Result	16,699	(16,699)	5,278	(5,278)	21,977	(21,977)

	2022
	USD		GBP		EUR
k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	31,007	(31,007)	3,967	(3,967)	34,974	(34,974)
Result	31,007	(31,007)	3,967	(3,967)	34,974	(34,974)

	2021
	USD		GBP		EUR
k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	42,053	(42,053)	6,643	(6,643)	48,699	(48,699)
Result	42,053	(42,053)	6,643	(6,643)	48,699	(48,699)

The Group manages foreign exchange exposure by incurring certain expenses in the currency of the local operating business and through selected hedging transactions such as foreign currency forward contracts. The hedging instruments used do not expose the Group to any significant additional risk. The objective of these transactions is to reduce the exposure of exchange rate fluctuations of the Group’s foreign currency denominated cash flows. The Group does not enter into derivative transactions for trading or speculative purposes. Foreign currency contracts are accounted for at fair value. Foreign currency derivative accounting gains and losses are included in non-operating income and expense amounted to a net gain of € 8,360k in financial year 2023 (2022: net gain € 9,424k, 2021: net loss € 12,410k). The realized and unrealized FX gains in 2023 mainly result from favorable FX forwards from the second half of the year.

Derived regularly from the summarized quantitative data about the Group’s currency risks, based on the report to the Management Board, the expected future USD cash flows which should be hedged with USD/GBP forward contracts and USD/EUR forward contracts are determined. As of December 31, 2023, cash flows of USD 233,000 k (December 31, 2022: USD 394,039k, December 31, 2021: USD 344,830k), of which USD 173,000k was hedged against the Euro (December 31, 2022: USD 349,639k, December 31, 2021: USD 300,430k), and USD 60,000 k was hedged against the GBP (December 31, 2022: USD 44,400k, December 31, 2021: USD 44,400k), as well as cash outflows of € 3,900k against the GBP (December 31, 2022: € 8,400k, December 31, 2021: € 8,400k).The fair value of cash and cash equivalents, trade receivables and trade payables approximate their carrying amount due to their short-term nature. Financial assets are accounted for at the settlement date.

-Interest Rate Risk-

Due to securities and other cash investments as well as loans, the Group is exposed to interest rate risks in Germany, UK, and the USA. Financial instruments with fixed interest rates are not subject to interest rate risk and are accordingly not included in the sensitivity analysis.

The fair value of debt differs from the carrying amount if there is a difference between the underlying interest rate and the market interest rate. The fair value is then determined by discounting using the market interest rate.

The fair values of loans and securities and other investments with variable market interest rates would vary by the following amounts as of December 31, 2023, 2022 and 2021:

	December 31, 2023	December 31, 2022	December 31, 2021
	k€	k€	k€
Flexible interest rate +1%-Point	3,794	3,014	2,570
Flexible interest rate (1)%-Point	(2,495)	(1,714)	(827)

The Group is exposed to interest rate risk through variable interest-bearing loans. These interest rate risks are considered immaterial.

Evotec regularly uses interest rate swaps to economically hedge the interest rate risks arising from its debt financing. In June 2019, two interest rate swaps with a total notional amount of € 48,250k were agreed against a fixed interest rate of 0.17% and 0.24%, respectively. These result in a current valuation of € (183)k

-Credit Risk-

Credit risk is the risk of financial loss to the Group if a customer fails or partly fails to meet any of its contractual obligations and arises primarily from the receivables from customers, contract assets and investment securities. The maximum exposure to credit risk for trade receivables at the reporting date by geographic region is as follows:

	December 31, 2023	December 31, 2022
	k€	k€
USA	38,709	92,034
France	7,107	24,429
UK	15,600	20,451
Germany	8,699	7,767
Rest of Europe	12,990	13,622
Rest of the world	13,129	10,350
	96,233	168,653

The maximum credit risk of the contract assets corresponds to the carrying amounts and amounted to € 25,000k at year-end (December 31, 2022: € 30,516k).

The Group has exposure to credit risk primarily with respect to its third-party receivables. The Group continuously assesses the solvency of its customers and maintains an appropriate specific allowance for bad debts, which is derived from the expected collectability of all receivables from third parties. The Group’s receivables from third parties are unsecured and not secured by any liens from customers. On December 31, 2023, 6% of trade account receivables were due from one customer (December 31, 2022: 22%). Any default risks with regards to trade receivables are mainly limited by geographical diversification of customers and by the Group’s monitoring procedures.

-Country risk-

Country risk is the risk that political, legal, or economic developments in a single country could adversely impact the Group’s performance. The country risk is monitored on a regular basis (see Assets and Liabilities per currency above).

-Market Risk-

The market environment and competitive landscape for licensing and licensed projects or individual drug candidates, in general or for individual treatments might change while engaging in individual projects. Revenues generated under the collaboration agreements are allocated to either the EVT Execute or the EVT Innovate segment depending on the type of contract with the Group’s customers, the intellectual property right and the project stage. This partnership model, which the Group believes to be unique, allows the risks of drug discovery to be balanced and spread.

-Capital management risk-

The Group actively manages its funds to primarily ensure liquidity and principal preservation while seeking to maximize returns. The Group’s cash and short-term investments are held with several different banks. Financial investments are made in liquid, highly diversified investment instruments having at minimum a Standard & Poor’s rating (or equivalent) of at least BBB-.

The following table shows the total assets, equity as well as equity ratio and net cash (cash and cash equivalents minus current and non-current loan liabilities and current and non-current finance lease obligations):

	December 31, 2023	December 31, 2022
	k€	k€
Balance sheet total	2,252,468	2,257,247
Equity attributable to Shareholders of Evotec SE	1,119,908	1,187,184
Equity ratio in (%)	49.7%	52.6%
Net cash	(115,289)	(91,518)

The Group remains well financed with an equity ratio relating to equity attributable to the Group’s shareholders of 49.7% as of December 31, 2023 (December 31, 2022: 52.6%) and currently has no necessity to raise capital to maintain its operations in the near to mid-term. However, the option to increase capital must always be considered if new opportunities arise in terms of M&A or in-licensing which require additional financing. Furthermore, the acquisition of anchor investors can be of strategic importance for the company.

No minimum capital requirements are stipulated in Evotec’s statutes. The Company has obligations to issue shares out of the conditional capital relating to the exercise of stock options based on miscellaneous stock option plans as well as Share Performance Awards on the basis of Share Performance Plans (see Note (12)).